REVENUES BY PRODUCT	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUES BY PRODUCT

12. REVENUES BY PRODUCT

	June 30,
	2024	2025
	US$’000	US$’000
Sale of sugar	44,891	60,772
Sale of rice	13,964	19,732
Sale of oils and fats	8,021	14,519
Sale of others	–	13
	66,876	95,036

An operating segment is a component of the Company that engages in business activities from which it may earn revenues and incur expenses, and is identified on the basis of the internal financial reports that are provided to and regularly reviewed by the Company’s chief operating decision maker in order to allocate resources and assess performance of the segment.

 In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280 as follow:

1.	Sale of sugar
2.	Sale of rice
3.	Sale of oil and fat products
4.	Sale of others

Information regarding the results of each reportable segment is included below. Performance is measured based on segment revenue and gross profit/(loss), as included in the internal management reports that are reviewed by the Company’s CODM. Both segment revenue and gross profit/(loss) are used to measure performance as management believes that such information is the most relevant in evaluating the level of activities and results of these segments.

The following table presents summary information by product type for the six-month periods ended June 30, 2024 and 2025, respectively:

	For the six-month period ended June 30, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	44,891	13,964	8,021	–	66,876
Gross Profit	1,131	999	787	–	2,917

	For the six-month period ended June 30, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Revenue	60,772	19,732	14,519	13	95,036
Gross Profit	921	899	805	5	2,630

The following table presents summary information by geographic region for the six-month periods ended June 30, 2024 and 2025, respectively.

	For the six-month period ended June 30,
	2024	2025
	US$’000	US$’000
Africa	40,112	66,162
China	5,762	15,232
Vietnam	2,734	1,252
Philippines	1,402	1,652
Thailand	8,662	1,589
Singapore	4,923	4,825
Malaysia	–	2,197
Other countries	3,281	2,127
Total	66,876	95,036

In the following table, revenue is disaggregated by the timing of revenue recognition.

	For the six-month period ended June 30, 2025
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	60,772	19,732	14,519	13	95,036

	For the six-month period ended June 30, 2024
	Sale of sugar	Sale of rice	Sale of oil and fat products	Sale of others	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Timing of revenue recognition:
Point in time	44,891	13,964	8,021	–	66,876

All assets and operations of the Company are located in Singapore, and accordingly, no segmental analysis of segment assets is presented.